Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Machinery and equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Computer Software [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Computer Software [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	8 years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life	Over the shorter of the term of the applicable lease agreement or useful life